Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Other Comprehensive Income [Abstract]
Net Income	$ 44,141	$ 29,711	$ 37,373	$ 39,352	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 150,577	$ 122,159	$ 97,294
Other comprehensive income (loss):
Foreign currency translation gain (loss)									(7)	10,393	(3,673)
Unrealized holding gain (loss) arising during period									(735)	930	0
Income tax benefit (provision)									2,330	(5,694)	1,918
Other comprehensive income (loss), net of tax									1,588	5,629	(1,755)
Comprehensive income									152,165	127,788	95,539
Attributable to redeemable noncontrolling interest:
Net income	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Foreign currency translation gain									955	0	0
Comprehensive income									7,824	0	0
Comprehensive income attributable to EZCORP, Inc.									$ 144,341	$ 127,788	$ 95,539